Cover	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 10, 2022
Entity Registrant Name	Pyxus International, Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	000-25734
Entity Tax Identification Number	85-2386250
Entity Address, Address Line One	8001 Aerial Center Parkway
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-8417
City Area Code	919
Local Phone Number	379-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000939930